UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

1

Item 1. Reports to Stockholders.

(a)

Gotham Enhanced 500 ETF (GSPY)

Semi-Annual Report

March 31, 2022

(Unaudited)

of

Tidal ETF Trust

Gotham Enhanced 500 ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Gotham Enhanced 500 ETF

1

The accompanying notes are an integral part of these financial statements.

Portfolio Holdings Summary Table at March 31, 2022 (Unaudited)

SECTOR:	% of Net Assets
Technology	25.0%
Consumer, Non-cyclical	20.9
Communications	18.6
Financial	10.9
Consumer, Cyclical	9.2
Industrial	7.4
Energy	4.2
Basic Materials	2.5
Utilities	1.2
Cash & Cash Equivalents(1)	0.1
Total	100.0%

(1)Represents cash, short-term investments, and other liabilities in excess of assets.

Gotham Enhanced 500 ETF

2

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.9%
Advertising – 0.1%
Omnicom Group, Inc. (1)	803	$68,159
The Interpublic Group of Companies, Inc.	6,610	234,324
		302,483
Aerospace/Defense – 1.5%
General Dynamics Corp.	4,614	1,112,805
Howmet Aerospace, Inc.	894	32,130
L3Harris Technologies, Inc.	445	110,569
Lockheed Martin Corp.	3,989	1,760,745
Northrop Grumman Corp.	1,018	455,270
Raytheon Technologies Corp.	2,928	290,077
Teledyne Technologies, Inc. (2)	91	43,009
The Boeing Co. (2)	1,162	222,523
TransDigm Group, Inc. (1)(2)	106	69,063
		4,096,191
Agriculture – 1.9%
Altria Group, Inc.	32,659	1,706,433
Archer–Daniels–Midland Co. (1)	9,833	887,527
Philip Morris International, Inc.	25,672	2,411,628
		5,005,588
Airlines – 0.1%
Alaska Air Group, Inc. (2)	250	14,503
American Airlines Group, Inc. (1)(2)	1,268	23,141
Delta Air Lines, Inc. (2)	1,244	49,225
Southwest Airlines Co. (2)	1,165	53,357
United Airlines Holdings, Inc. (2)	629	29,160
		169,386
Apparel – 0.5%
Nike, Inc. – Class B	3,225	433,956
PVH Corp.	1,139	87,259
Ralph Lauren Corp.	1,198	135,901
Tapestry, Inc.	4,918	182,704
Under Armour, Inc. – Class C (1)(2)	7,758	120,714
VF Corp. (1)	6,294	357,877
		1,318,411
Auto Manufacturers – 2.3%
Cummins, Inc.	318	65,225
Ford Motor Co.	68,876	1,164,693
General Motors Co. (2)	9,623	420,910
PACCAR, Inc.	674	59,359
Tesla, Inc. (1)(2)	4,247	4,576,567
		6,286,754

	Shares	Value
Auto Parts & Equipment – 0.1%
Aptiv PLC (2)	530	$63,446
BorgWarner, Inc.	4,014	156,145
		219,591
Banks – 1.5%
Bank of America Corp.	18,412	758,943
Citigroup, Inc.	4,205	224,547
Citizens Financial Group, Inc. (1)	825	37,397
Comerica, Inc. (1)	252	22,788
Fifth Third Bancorp	1,398	60,170
First Republic Bank	398	64,516
Huntington Bancshares, Inc.	2,925	42,764
JPMorgan Chase & Co.	6,498	885,807
KeyCorp	1,843	41,246
M&T Bank Corp. (1)	245	41,528
Morgan Stanley	3,987	348,464
Northern Trust Corp.	391	45,532
Regions Financial Corp. (1)	2,092	46,568
Signature Bank	116	34,045
State Street Corp.	702	61,158
SVB Financial Group (2)	126	70,491
The Bank of New York Mellon Corp.	1,567	77,770
The Goldman Sachs Group, Inc.	769	253,847
The PNC Financial Services Group, Inc.	935	172,461
Truist Financial Corp.	2,792	158,306
U.S. Bancorp	3,313	176,086
Wells Fargo & Co.	9,078	439,920
Zions Bancorp N.A.	301	19,734
		4,084,088
Beverages – 0.8%
Brown–Forman Corp. – Class B	948	63,535
Constellation Brands, Inc. – Class A	1,579	363,675
Molson Coors Brewing Co. – Class B	577	30,800
Monster Beverage Corp. (2)	1,045	83,495
PepsiCo, Inc.	3,159	528,753
The Coca–Cola Co.	15,562	964,844
		2,035,102
Biotechnology – 2.9%
Amgen, Inc.	4,018	971,633
Biogen, Inc. (1)(2)	2,409	507,335
Bio–Rad Laboratories, Inc. – Class A (2)	59	33,231
Corteva, Inc.	12,048	692,519
Gilead Sciences, Inc.	23,708	1,409,441
Illumina, Inc. (2)	1,040	363,376
Incyte Corp. (2)	1,458	115,794
Moderna, Inc. (2)	6,348	1,093,506

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Gotham Enhanced 500 ETF

3

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Biotechnology – 2.9% (Continued)
Regeneron Pharmaceuticals, Inc. (2)	2,049	$1,431,063
Vertex Pharmaceuticals, Inc. (2)	4,169	1,087,984
		7,705,882
Building Materials – 0.4%
Carrier Global Corp.	1,880	86,236
Fortune Brands Home & Security, Inc.	2,176	161,633
Johnson Controls International PLC	6,489	425,484
Martin Marietta Materials, Inc.	122	46,957
Masco Corp. (1)	3,991	203,541
Mohawk Industries, Inc. (2)	1,285	159,597
Vulcan Materials Co.	261	47,946
		1,131,394
Chemicals – 1.6%
Air Products and Chemicals, Inc.	431	107,711
Albemarle Corp.	226	49,980
Celanese Corp.	246	35,146
CF Industries Holdings, Inc.	3,889	400,800
Dow, Inc.	13,423	855,314
DuPont de Nemours, Inc.	7,353	541,034
Eastman Chemical Co.	1,657	185,683
Ecolab, Inc.	561	99,050
FMC Corp.	2,086	274,455
International Flavors & Fragrances, Inc.	515	67,635
Linde PLC	2,649	846,170
LyondellBasell Industries NV	5,663	582,270
PPG Industries, Inc.	467	61,210
The Mosaic Co.	869	57,788
The Sherwin–Williams Co.	518	129,303
		4,293,549
Commercial Services – 1.2%
Automatic Data Processing, Inc.	1,863	423,907
Cintas Corp.	204	86,780
Equifax, Inc.	242	57,378
FleetCor Technologies, Inc. (2)	818	203,731
Gartner, Inc. (2)	1,384	411,685
Global Payments, Inc.	561	76,767
MarketAxess Holdings, Inc.	74	25,175
Moody’s Corp.	429	144,749
Nielsen Holdings PLC	5,800	157,992
PayPal Holdings, Inc. (2)	8,354	966,140
Quanta Services, Inc.	269	35,403
Robert Half International, Inc.	1,845	210,662
Rollins, Inc.	970	33,998
S&P Global, Inc.	556	228,243

	Shares	Value
Commercial Services – 1.2% (Continued)
United Rentals, Inc. (2)	140	$49,729
Verisk Analytics, Inc.	317	68,038
		3,180,377
Computers – 10.0%
Accenture PLC – Class A	9,228	3,111,958
Apple, Inc.	111,398	19,451,205
Cognizant Technology Solutions Corp.	3,430	307,568
DXC Technology Co. (2)	4,552	148,532
EPAM Systems, Inc. (2)	373	110,636
Fortinet, Inc. (2)	314	107,306
Hewlett Packard Enterprise Co.	2,515	42,026
HP, Inc.	20,939	760,086
International Business Machines Corp. (1)	14,576	1,895,172
Leidos Holdings, Inc.	274	29,597
NetApp, Inc.	496	41,168
Seagate Technology Holdings PLC	3,794	341,081
Western Digital Corp. (2)	5,225	259,421
		26,605,756
Cosmetics/Personal Care – 0.8%
Colgate–Palmolive Co.	1,932	146,504
The Estee Lauder Companies, Inc.	703	191,441
The Procter & Gamble Co.	12,418	1,897,470
		2,235,415
Distribution/Wholesale – 0.2%
Copart, Inc. (2)	465	58,344
Fastenal Co.	1,131	67,181
LKQ Corp.	4,976	225,960
Pool Corp.	79	33,405
W.W. Grainger, Inc.	102	52,611
		437,501
Diversified Financial Services – 3.6%
American Express Co.	1,522	284,614
Ameriprise Financial, Inc.	258	77,493
BlackRock, Inc.	2,475	1,891,321
Capital One Financial Corp.	926	121,575
Cboe Global Markets, Inc.	210	24,028
CME Group, Inc.	697	165,788
Discover Financial Services	579	63,800
Franklin Resources, Inc.	8,915	248,907
Intercontinental Exchange, Inc.	1,103	145,728
Invesco Ltd. (1)	7,405	170,759
Mastercard, Inc. – Class A	6,297	2,250,422
Nasdaq, Inc.	1,325	236,115
Raymond James Financial, Inc. (1)	478	52,537
Synchrony Financial	1,062	36,968

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

4

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Diversified Financial Services – 3.6% (Continued)
T. Rowe Price Group, Inc.	3,774	$570,591
The Charles Schwab Corp.	4,346	366,411
Visa, Inc. – Class A (1)	13,639	3,024,721
		9,731,778
Electric – 1.1%
Alliant Energy Corp.	495	30,928
Ameren Corp.	547	51,287
American Electric Power Co., Inc.	998	99,570
CenterPoint Energy, Inc. (1)	1,252	38,361
CMS Energy Corp.	574	40,145
Consolidated Edison, Inc. (1)	705	66,749
Constellation Energy Corp.	732	41,175
Dominion Energy, Inc.	1,840	156,345
DTE Energy Co.	3,222	425,981
Duke Energy Corp.	1,539	171,845
Edison International	743	52,084
Entergy Corp.	393	45,883
Evergy, Inc. (1)	450	30,753
Eversource Energy	672	59,264
Exelon Corp.	2,215	105,500
FirstEnergy Corp.	1,124	51,547
NextEra Energy, Inc.	3,786	320,712
NRG Energy, Inc.	3,977	152,558
Pinnacle West Capital Corp.	223	17,416
PPL Corp.	9,436	269,492
Public Service Enterprise Group, Inc.	983	68,810
Sempra Energy (1)	633	106,420
The AES Corp.	10,999	283,004
The Southern Co.	2,078	150,676
WEC Energy Group, Inc.	623	62,182
Xcel Energy, Inc.	1,086	78,377
		2,977,064
Electrical Components & Equipment – 0.1%
AMETEK, Inc.	518	68,987
Emerson Electric Co.	1,348	132,171
Generac Holdings, Inc. (2)	120	35,671
		236,829
Electronics – 0.8%
Agilent Technologies, Inc.	592	78,339
Allegion PLC	199	21,846
Amphenol Corp.	1,246	93,886
Fortive Corp.	2,328	141,845
Garmin Ltd.	373	44,242
Honeywell International, Inc.	7,651	1,488,732
Keysight Technologies, Inc. (2)	351	55,447

	Shares	Value
Electronics – 0.8% (Continued)
Mettler–Toledo International, Inc. (2)	45	$61,794
TE Connectivity Ltd.	747	97,842
Trimble, Inc. (2)	527	38,018
		2,121,991
Energy – Alternate Sources – 0.1%
Enphase Energy, Inc. (2)	252	50,849
SolarEdge Technologies, Inc. (2)	334	107,672
		158,521
Engineering & Construction – 0.1%
Jacobs Engineering Group, Inc.	2,116	291,606

Entertainment – 0.1%
Caesars Entertainment, Inc. (2)	411	31,795
Live Nation Entertainment, Inc. (1)(2)	435	51,173
Penn National Gaming, Inc. (1)(2)	2,670	113,261
		196,229
Environmental Control – 0.1%
Pentair PLC	1,902	103,107
Republic Services, Inc.	629	83,343
Waste Management, Inc.	826	130,921
		317,371
Food – 1.2%
Campbell Soup Co.	601	26,787
Conagra Brands, Inc.	959	32,194
General Mills, Inc. (1)	7,550	511,286
Hormel Foods Corp.	1,093	56,333
Kellogg Co. (1)	683	44,047
Lamb Weston Holdings, Inc.	290	17,374
McCormick & Co., Inc.	540	53,892
Mondelez International, Inc.	11,314	710,293
Sysco Corp. (1)	1,035	84,508
The Hershey Co.	468	101,383
The J.M. Smucker Co.	217	29,384
The Kraft Heinz Co.	20,617	812,104
The Kroger Co. (1)	1,622	93,054
Tyson Foods, Inc. – Class A	6,632	594,426
		3,167,065
Forest Products & Paper – 0.1%
International Paper Co.	6,713	309,805

Gas – 0.0% (3)
Atmos Energy Corp. (1)	259	30,948
NiSource, Inc.	769	24,454
		55,402

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Hand & Machine Tools – 0.1%
Snap–on, Inc.	901	$185,137
Stanley Black & Decker, Inc.	315	44,034
		229,171
Healthcare – Products – 2.2%
Abbott Laboratories	11,654	1,379,367
ABIOMED, Inc. (2)	87	28,818
Align Technology, Inc. (2)	152	66,272
Baxter International, Inc.	985	76,377
Bio–Techne Corp.	76	32,911
Boston Scientific Corp. (2)	2,780	123,126
Danaher Corp.	4,695	1,377,184
DENTSPLY SIRONA, Inc.	426	20,968
Edwards Lifesciences Corp. (2)	1,199	141,146
Henry Schein, Inc. (2)	277	24,152
Hologic, Inc. (2)	4,199	322,567
IDEXX Laboratories, Inc. (2)	166	90,812
Intuitive Surgical, Inc. (2)	697	210,271
Medtronic PLC	7,053	782,530
PerkinElmer, Inc. (1)	245	42,743
ResMed, Inc.	283	68,630
STERIS PLC	196	47,387
Stryker Corp.	749	200,245
Teleflex, Inc.	92	32,644
The Cooper Companies, Inc. (1)	98	40,924
Thermo Fisher Scientific, Inc.	885	522,725
Waters Corp. (2)	121	37,557
West Pharmaceutical Services, Inc.	145	59,553
Zimmer Biomet Holdings, Inc.	411	52,567
		5,781,476
Healthcare – Services – 2.6%
Anthem, Inc.	2,626	1,289,944
Catalent, Inc. (2)	350	38,815
Centene Corp. (2)	1,187	99,934
Charles River Laboratories International, Inc. (2)	97	27,545
DaVita, Inc. (2)	1,692	191,382
HCA Healthcare, Inc.	5,845	1,464,874
Humana, Inc.	251	109,228
IQVIA Holdings, Inc. (2)	375	86,704
Laboratory Corp of America Holdings (2)	1,615	425,811
Molina Healthcare, Inc. (2)	116	38,696
Quest Diagnostics, Inc.	2,021	276,594
UnitedHealth Group, Inc.	5,501	2,805,345
Universal Health Services, Inc. – Class B	161	23,337
		6,878,209

	Shares	Value
Home Builders – 0.1%
D.R. Horton, Inc.	702	$52,306
Lennar Corp. – Class A (1)	1,924	156,171
NVR, Inc. (2)	7	31,271
PulteGroup, Inc.	505	21,160
		260,908
Home Furnishings – 0.1%
Whirlpool Corp. (1)	1,014	175,199

Household Products/Wares – 0.1%
Avery Dennison Corp.	190	33,054
Church & Dwight Co., Inc.	529	52,572
Kimberly–Clark Corp.	684	84,241
The Clorox Co.	247	34,340
		204,207
Housewares – 0.0% (3)
Newell Brands, Inc.	4,793	102,618

Insurance – 3.6%
Aflac, Inc.	1,405	90,468
American International Group, Inc.	1,834	115,120
Aon PLC	3,725	1,212,972
Arthur J Gallagher & Co.	479	83,633
Assurant, Inc.	115	20,910
Berkshire Hathaway, Inc. – Class B (2)	15,263	5,386,465
Brown & Brown, Inc.	4,611	333,237
Chubb Ltd.	942	201,494
Cincinnati Financial Corp.	318	43,235
Everest Re Group Ltd.	78	23,508
Globe Life, Inc.	195	19,617
Lincoln National Corp.	357	23,334
Loews Corp.	498	32,280
Marsh & McLennan Companies, Inc.	8,420	1,434,936
MetLife, Inc.	1,845	129,667
Principal Financial Group, Inc. (1)	517	37,953
Prudential Financial, Inc.	734	86,737
The Allstate Corp.	584	80,890
The Hartford Financial Services Group, Inc.	668	47,969
The Progressive Corp. (1)	1,158	132,000
The Travelers Companies, Inc.	509	93,010
W.R. Berkley Corp.	524	34,860
Willis Towers Watson PLC	243	57,401
		9,721,696

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Internet – 13.2%
Alphabet, Inc. – Class A (2)	4,790	$13,322,666
Amazon.com, Inc. (2)	3,919	12,775,744
Booking Holdings, Inc. (2)	79	185,528
CDW Corp.	262	46,869
eBay, Inc.	10,757	615,946
Etsy, Inc. (1)(2)	257	31,940
Expedia Group, Inc. – Class A (2)	294	57,527
F5, Inc. (2)	119	24,865
Match Group, Inc. (2)	555	60,351
Meta Platforms, Inc. – Class A (2)	30,769	6,841,795
Netflix, Inc. (2)	2,882	1,079,568
NortonLifeLock, Inc. (1)	1,427	37,844
Twitter, Inc. (2)	5,197	201,072
VeriSign, Inc. (2)	221	49,164
		35,330,879
Iron & Steel – 0.3%
Nucor Corp. (1)	5,161	767,183

Leisure Time – 0.1%
Carnival Corp. (1)(2)	2,499	50,530
Norwegian Cruise Line Holdings Ltd. (1)(2)	802	17,548
Royal Caribbean Cruises Ltd. (2)	495	41,471
		109,549
Lodging – 0.1%
Hilton Worldwide Holdings, Inc. (2)	547	83,002
Las Vegas Sands Corp. (2)	1,525	59,277
Marriott International, Inc. (2)	638	112,129
MGM Resorts International	1,072	44,960
Wynn Resorts Ltd. (2)	224	17,862
		317,230
Machinery – Construction & Mining – 0.1%
Caterpillar, Inc.	1,218	271,395

Machinery – Diversified – 0.4%
Deere & Co.	593	246,368
Dover Corp.	484	75,940
IDEX Corp.	150	28,759
Ingersoll Rand, Inc.	935	47,077
Nordson Corp.	114	25,887
Otis Worldwide Corp.	6,695	515,180
Rockwell Automation, Inc.	230	64,407

	Shares	Value
Machinery – Diversified – 0.4% (Continued)
Westinghouse Air Brake Technologies Corp.	365	$35,102
Xylem, Inc.	352	30,012
		1,068,732
Media – 1.5%
Charter Communications, Inc. – Class A (1)(2)	2,476	1,350,707
Comcast Corp. – Class A	38,811	1,817,131
Discovery, Inc. – Class A (1)(2)	1,792	44,657
DISH Network Corp. – Class A (2)	1,199	37,948
FactSet Research Systems, Inc.	74	32,127
Fox Corp. – Class A (1)	1,294	51,048
News Corp. – Class A	9,425	208,764
The Walt Disney Co. (2)	3,576	490,484
Paramount Global – Class B (1)	1,391	52,594
		4,085,460
Mining – 0.5%
Freeport–McMoRan, Inc.	25,248	1,255,835
Newmont Corp.	1,569	124,657
		1,380,492
Miscellaneous Manufacturers – 1.9%
3M Co.	10,022	1,492,075
A.O. Smith Corp.	2,593	165,667
Eaton Corp PLC	6,515	988,716
General Electric Co.	17,981	1,645,261
Illinois Tool Works, Inc.	618	129,409
Parker–Hannifin Corp.	258	73,210
Textron, Inc.	515	38,306
Trane Technologies PLC	3,897	595,072
		5,127,716
Office & Business Equipment – 0.0% (3)
Zebra Technologies Corp. (2)	104	43,025

Oil & Gas – 3.9%
APA Corp. (1)	6,246	258,147
Chevron Corp.	14,776	2,405,976
ConocoPhillips	3,015	301,500
Coterra Energy, Inc.	877	23,653
Devon Energy Corp.	1,350	79,825
Diamondback Energy, Inc.	344	47,155
EOG Resources, Inc.	9,707	1,157,366
Exxon Mobil Corp.	32,105	2,651,552
Hess Corp.	598	64,010
Marathon Oil Corp.	13,417	336,901
Marathon Petroleum Corp.	11,265	963,157

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Oil & Gas – 3.9% (Continued)
Occidental Petroleum Corp.	16,037	$909,939
Phillips 66	4,575	395,234
Pioneer Natural Resources Co.	491	122,765
Valero Energy Corp.	7,027	713,522
		10,430,702
Oil & Gas Services – 0.1%
Baker Hughes Co. – Class A (1)	2,055	74,823
Halliburton Co.	2,059	77,974
Schlumberger NV	3,102	128,144
		280,941
Packaging & Containers – 0.1%
Amcor PLC	3,219	36,471
Ball Corp.	628	56,520
Packaging Corp. of America	189	29,505
Sealed Air Corp.	2,432	162,847
Westrock Co.	595	27,983
		313,326
Pharmaceuticals – 7.3%
AbbVie, Inc.	20,041	3,248,847
AmerisourceBergen Corp.	474	73,333
Becton Dickinson and Co.	559	148,694
Bristol–Myers Squibb Co.	5,027	367,122
Cardinal Health, Inc.	564	31,979
Cigna Corp.	5,579	1,336,784
CVS Health Corp.	24,362	2,465,678
Dexcom, Inc. (1)(2)	187	95,669
Eli Lilly & Co.	1,954	559,567
Johnson & Johnson	18,827	3,336,709
McKesson Corp.	2,846	871,246
Merck & Co., Inc.	36,023	2,955,687
Organon & Co.	4,089	142,829
Pfizer, Inc.	69,975	3,622,606
Viatris, Inc.	19,682	214,140
Zoetis, Inc.	937	176,709
		19,647,599
Pipelines – 0.1%
Kinder Morgan, Inc.	5,078	96,025
ONEOK, Inc.	1,029	72,678
The Williams Companies, Inc. (1)	2,720	90,875
		259,578
Real Estate – 0.2%
CBRE Group, Inc. (2)	5,451	498,876

	Shares	Value
Real Estate Investment Trusts (REITs) – 1.9%
Alexandria Real Estate Equities, Inc.	2,227	$448,184
American Tower Corp.	2,983	749,389
AvalonBay Communities, Inc.	276	68,550
Boston Properties, Inc. (1)	305	39,284
Crown Castle International Corp.	2,835	523,341
Digital Realty Trust, Inc.	562	79,692
Duke Realty Corp.	753	43,719
Equinix, Inc.	177	131,267
Equity Residential	738	66,361
Essex Property Trust, Inc. (1)	129	44,567
Extra Space Storage, Inc.	1,721	353,838
Federal Realty Investment Trust	154	18,799
Healthpeak Properties, Inc.	1,061	36,424
Host Hotels & Resorts, Inc.	1,540	29,922
Iron Mountain, Inc.	577	31,972
Kimco Realty Corp.	1,336	32,999
Mid–America Apartment Communities, Inc.	263	55,085
Prologis, Inc.	4,910	792,867
Public Storage	925	361,009
Realty Income Corp.	1,161	80,457
Regency Centers Corp.	336	23,970
SBA Communications Corp.	714	245,687
Simon Property Group, Inc.	750	98,670
UDR, Inc.	608	34,881
Ventas, Inc.	787	48,605
Vornado Realty Trust	372	16,859
Welltower, Inc.	869	83,546
Weyerhaeuser Co.	12,906	489,137
		5,029,081
Retail – 5.6%
Advance Auto Parts, Inc.	143	29,595
AutoZone, Inc. (2)	339	693,113
Bath & Body Works, Inc. (1)(2)	4,312	206,114
Best Buy Co., Inc. (1)	4,655	423,140
CarMax, Inc. (2)	316	30,488
Chipotle Mexican Grill, Inc. (2)	53	83,848
Costco Wholesale Corp.	884	509,051
Darden Restaurants, Inc.	252	33,503
Dollar General Corp. (1)	484	107,753
Dollar Tree, Inc. (2)	435	69,665
Domino’s Pizza, Inc.	70	28,491
Genuine Parts Co.	409	51,542
Lowe’s Companies, Inc.	9,884	1,998,446
McDonald’s Corp.	8,673	2,144,659
O’Reilly Automotive, Inc. (2)	1,095	750,031
Ross Stores, Inc.	5,494	496,987

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Retail – 5.6% (Continued)
Starbucks Corp.	2,574	$234,157
Target Corp.	7,820	1,659,560
The Home Depot, Inc.	9,006	2,695,766
The TJX Companies, Inc.	7,130	431,935
Tractor Supply Co.	225	52,508
Ulta Beauty, Inc. (1)(2)	105	41,813
Walgreens Boots Alliance, Inc.	2,524	112,999
Walmart, Inc.	11,074	1,649,140
Yum! Brands, Inc.	4,783	566,929
		15,101,233
Savings & Loans – 0.0% (3)
People’s United Financial, Inc.	920	18,391
Semiconductors – 5.4%
Advanced Micro Devices, Inc. (2)	2,747	300,357
Analog Devices, Inc.	1,038	171,457
Applied Materials, Inc.	11,146	1,469,043
Broadcom, Inc.	1,089	685,722
Intel Corp.	65,284	3,235,475
IPG Photonics Corp. (1)(2)	876	96,150
KLA Corp.	2,474	905,632
Lam Research Corp.	1,110	596,747
Microchip Technology, Inc.	1,110	83,405
Micron Technology, Inc.	18,503	1,441,199
Monolithic Power Systems, Inc.	92	44,683
NVIDIA Corp.	6,041	1,648,347
NXP Semiconductors NV	536	99,203
Qorvo, Inc. (2)	1,043	129,436
QUALCOMM, Inc.	18,642	2,848,870
Skyworks Solutions, Inc. (1)	323	43,049
Teradyne, Inc. (1)	2,785	329,271
Texas Instruments, Inc.	2,012	369,162
		14,497,208
Shipbuilding – 0.0% (3)
Huntington Ingalls Industries, Inc.	80	15,955

Software – 9.7%
Activision Blizzard, Inc.	5,076	406,638
Adobe, Inc. (2)	3,130	1,426,091
Akamai Technologies, Inc. (1)(2)	322	38,444
ANSYS, Inc. (2)	568	180,425
Autodesk, Inc. (2)	1,437	308,021
Broadridge Financial Solutions, Inc.	230	35,813
Cadence Design Systems, Inc. (2)	1,932	317,737
Ceridian HCM Holding, Inc. (2)	293	20,029
Cerner Corp.	597	55,855

	Shares	Value
Software – 9.7% (Continued)
Citrix Systems, Inc.	245	$24,721
Electronic Arts, Inc.	1,857	234,929
Fidelity National Information Services, Inc.	1,183	118,797
Fiserv, Inc. (1)(2)	1,301	131,921
Intuit, Inc.	532	255,807
Jack Henry & Associates, Inc.	148	29,163
Microsoft Corp.	57,842	17,833,267
MSCI, Inc.	159	79,958
Oracle Corp.	15,358	1,270,567
Paychex, Inc. (1)	889	121,322
Paycom Software, Inc. (2)	111	38,448
PTC, Inc. (2)	233	25,099
Roper Technologies, Inc.	691	326,311
salesforce.com, Inc. (2)	6,410	1,360,971
ServiceNow, Inc. (2)	1,290	718,388
Synopsys, Inc. (2)	1,020	339,935
Take-Two Interactive Software, Inc. (2)	756	116,227
Tyler Technologies, Inc. (2)	80	35,591
		25,850,475
Telecommunications – 3.8%
Arista Networks, Inc. (2)	599	83,249
AT&T, Inc.	95,931	2,266,849
Cisco Systems, Inc.	70,773	3,946,302
Corning, Inc.	13,431	495,738
Juniper Networks, Inc.	636	23,634
Lumen Technologies, Inc. (1)	16,395	184,772
Motorola Solutions, Inc.	2,068	500,870
T-Mobile US, Inc. (1)(2)	4,094	525,465
Verizon Communications, Inc.	39,874	2,031,182
		10,058,061
Toys, Games & Hobbies – 0.0% (3)
Hasbro, Inc.	266	21,791

Transportation – 1.7%
C.H. Robinson Worldwide, Inc. (1)	261	28,112
CSX Corp.	5,099	190,958
Expeditors International of Washington, Inc.	2,895	298,648
FedEx Corp.	4,246	982,482
J.B. Hunt Transport Services, Inc.	206	41,363
Norfolk Southern Corp.	500	142,610
Old Dominion Freight Line, Inc.	225	67,203
Union Pacific Corp.	1,467	400,799
United Parcel Service, Inc. – Class B	11,203	2,402,595
		4,554,770

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Water – 0.0% (3)
American Water Works Co., Inc.	357	$59,094
Total Common Stocks (Cost $263,147,004)		267,163,355
Short–Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund – Class X, 0.190% (4)	378,173	378,173
Total Short–Term Investments (Cost $378,173)		378,173
Investments Purchased With Collateral From Securities Lending – 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.410% (4)	17,214,524	17,214,524
Total Investments Purchased With Collateral From Securities Lending (Cost $17,214,524)		17,214,524
Total Investments In Securities – 106.4% (Cost $280,739,701)		284,756,052
Liabilities in Excess of Other Assets – (6.4%)		(17,135,420)
Total Net Assets – 100.0%		$267,620,632

(1)This security or a portion of this security was out on loan as of March 31, 2022. Total loaned securities had a value of $16,601,263 or 6.2% of net assets as of March 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of March 31, 2022.

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

10

The accompanying notes are an integral part of these financial statements.

Assets:
Investments in securities, at value (Cost $280,739,701) (Note 2) (1)	$284,756,052
Cash	5,277
Receivables:
Dividends and interest receivable	183,091
Securities lending income, net (Note 5)	976
Total assets	284,945,396

Liabilities:
Collateral received for securities loaned (Note 5)	17,214,524
Payables:
Management fees (Note 4)	110,240
Total liabilities	17,324,764
Net Assets	$267,620,632

Components of Nets Assets:
Paid-in capital	$264,600,635
Total distributable (accumulated) earnings (losses)	3,019,997
Net assets	$267,620,632

Net Asset Value (unlimited shares authorized):
Net assets	$267,620,632
Shares of beneficial interest issued and outstanding	10,900,000
Net asset value	$24.55

(1)Includes loaned securities with a value of $16,601,263.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2022 (Unaudited)

Gotham Enhanced 500 ETF

11

The accompanying notes are an integral part of these financial statements.

Investment Income:
Dividend income	$1,527,536
Securities lending income (Note 5)	3,836
Interest income	53
Total investment income	1,531,425

Expenses:
Management fees (Note 4)	619,539
Total expenses	619,539
Less: Management fee wavier (Note 4)	(142,971)
Net expenses	476,568
Net investment income (loss)	1,054,857

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,572,294)
Change in net unrealized appreciation/depreciation on investments	3,986,158
Net realized and unrealized gain (loss) on investments	2,413,864
Net increase (decrease) in net assets resulting from operations	$3,468,721

STATEMENT OF OPERATIONS For the Six-Months Ended March 31, 2022 (Unaudited)

Gotham Enhanced 500 ETF

12

The accompanying notes are an integral part of these financial statements.

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,054,857	$256,358
Net realized gain (loss) on investments	(1,572,294)	(119,242)
Change in net unrealized appreciation/depreciation on investments	3,986,158	30,920
Net increase (decrease) in net assets resulting from operations	3,468,721	168,036

Distributions to Shareholders:
Net distributions to shareholders	(616,760)	—

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	176,970,150	87,630,485
Total increase (decrease) in net assets	179,822,111	87,798,521

Net Assets:
Beginning of period	87,798,521	—
End of period	$267,620,632	$87,798,521

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Summary of share transactions is as follows:

	Six-Months Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021(1)
	Shares	Value	Shares	Value
Shares sold	7,100,000	$176,970,150	3,800,000	$87,630,485
Shares redeemed	—	—	—	—
Net increase (decrease)	7,100,000	$176,970,150	3,800,000	$87,630,485

STATEMENT OF CHANGES IN NET ASSETS

Gotham Enhanced 500 ETF

13

The accompanying notes are an integral part of these financial statements.

	Six-Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)
Net asset value, beginning of period	$23.10	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.13	0.19
Net realized and unrealized gain (loss) on investments	1.38	2.91
Total from investment operations	1.51	3.10

Less Distributions:
From net investment income	(0.06)	—
Total distributions	(0.06)	—

Net asset value, end of period	$24.55	$23.10
Total Return(3)(4)	6.51%	15.53%

Rations/ Supplemental Data:
Net assets, end of period (millions)	$267.6	$87.8
Portfolio turnover rate(3)	35%	36%
Ratio of expenses to average net assets
Before management fees waived(5)	0.65%	0.65%
After management fees waived(5)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets
Before management fees waived(5)	0.96%	0.92%
After management fees waived(5)	1.11%	1.07%

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

14

Gotham Enhanced 500 ETF

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 28, 2020.

The investment objective of the Fund is to seek to provide long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

15

Gotham Enhanced 500 ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$267,163,355	$—	$—	$267,163,355
Short-Term Investments	—	378,173	—	—	378,173
Investments Purchased With Collateral From Securities Lending(2)	17,214,524	—	—	—	17,214,524
Total Investments in Securities	$17,214,524	$267,541,528	$—	$—	$284,756,052

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

16

Gotham Enhanced 500 ETF

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

J.Recently Issued Accounting Pronouncements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance investor perceptions, stock market trends and general economic conditions.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

17

Gotham Enhanced 500 ETF

B.Exchanged Traded Fund (“ETF”) Risk.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

C.Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

D.Value Style Risk. The Sub-Adviser (defined below) intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund. The Adviser provides oversight of the Sub-Adviser (defined below), and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Management Fee	Management Fee After Waiver
0.65%	0.50%

The Adviser has contractually agreed to a reduced unitary Management Fee of 0.50% until at least December 31, 2023 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. Management Fees for the period ended March 31, 2022 are disclosed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

18

Gotham Enhanced 500 ETF

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Gotham Asset Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by the Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustee or the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of March 31, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$16,601,263	$17,214,524	6.2%

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

19

Gotham Enhanced 500 ETF

As of March 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended March 31, 2022, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

Note 6 – Purchase and Sales of Securities

For the period ended March 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $81,170,759 and $66,166,485, respectively.

For the period ended March 31, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended March 31, 2022, in-kind transactions associated with creations and redemptions for the Fund were $162,129,699 and $-, respectively.

Note 7 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the six-month period and year ended March 31, 2022 (estimated) and September 30, 2021, respectively, are as follows:

Distributions paid from:	March 31, 2022	September 30, 2021
Ordinary income	$616,760	$ –

As of the period ended September 30, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$91,663,705
Gross tax unrealized appreciation	2,678,927
Gross tax unrealized depreciation	(2,791,899)
Net tax unrealized appreciation (depreciation)	(112,972)
Undistributed ordinary income (loss)	279,396
Undistributed long-term capital gain (loss)	1,612
Total distributable earnings	281,008
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$168,036

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of September 30, 2021, the Fund had no late year losses and no short-term capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

20

Gotham Enhanced 500 ETF

Note 8 – Share Transactions

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Note 9 – Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Note 10 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Continued)

21

Gotham Enhanced 500 ETF

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 1, 2021 to March 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period October 1, 2021 – March 31, 2022(1)
Actual	$1,000.00	$1,065.10	$2.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.44	$2.52

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Fund Expense Disclosure March 31, 2022 (Unaudited)

22

Gotham Enhanced 500 ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham Enhanced 500 ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

23

Gotham Enhanced 500 ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Fund’s website at www.GothamETFs.com/GSPY. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.GothamETFs.com/GSPY. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.GothamETFs.com/GSPY.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.GothamETFs.com/GSPY.

ADDITIONAL INFORMATION

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 2, 2022

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	June 2, 2022

* Print the name and title of each signing officer under his or her signature.

4